Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Income Tax Expense

	2017	2016	2015
Current taxes expense -
Current period	$(43,034)	$(31,666)	$(30,435)
Adjustment for prior period	455	(127)	(1,228)

	$(42,579)	$(31,793)	$(31,663)
Deferred taxes expenses -	—	—	—
Origination and reversal of temporary differences	(5,421)	(6,478)	(1,096)

Total income tax expense	$(48,000)	$(38,271)	$(32,759)

Summary of Balances of Deferred Taxes

The balances of deferred taxes are as follows:

	Statement		Statement of
	of financial position		profit or loss
	2017	2016	2017	2016	2015
Deferred tax liabilities
Maintenance deposits	$(26,586)	$(23,790)	$2,796	$2,286	$5,866
Prepaid dividend tax	(14,103)	(12,432)	1,671	5,300	—
Property and equipment	(8,312)	(7,867)	445	(1,599)	3,579
Other	(3,876)	(6,013)	(2,137)	(10,147)	11,692
Set off tax	2,249	5,128	2,879	16,269	(24,568)

	$(50,628)	$(44,974)	$5,654	$12,109	$(3,431)
Deferred tax assets
Provision for return conditions	$7,332	$7,606	$274	$4,417	$(11,203)
Air traffic liability	1,281	1,015	(266)	305	1,076
Fuel derivative	—	107	107	4,403	94
Other provisions	4,859	4,587	(272)	(3,059)	4,716
Tax loss	7,349	10,152	2,803	4,572	(14,724)
Set off tax	(2,249)	(5,128)	(2,879)	(16,269)	24,568

	$18,572	$18,339	$(233)	$(5,631)	$4,527

	$(32,056)	$(26,635)	$5,421	$6,478	$1,096

Summary of Reconciliation of Effective Tax Rate

Reconciliation of the effective tax rate is as follows:

	Tax rate	2017	Tax rate	2016	Tax rate	2015
Net income (loss)		$370,023		$334,544		$(224,974)
Total income tax expense		48,000		38,271		32,759

Profit (loss) excluding income tax		418,023		372,815		(192,215)

Income taxes at Panamanian statutory rates	25.0%	104,506	25.0%	93,204	25.0%	(48,054)
Panamanian gross tax election	—	—	0.0%	—	—	—
Effect of tax rates in non - panamanian jurisdictions	0.6%	2,626	(2.6%)	(9,729)	(11.4%)	21,986
Exemption in non - taxable countries	(14.0%)	(58,677)	(12.2%)	(45,330)	(30.0%)	57,599
Adjustment for prior period	(0.1%)	(455)	0.03%	127	(0.6%)	1,228

Provision for income taxes	11.5%	$48,000	10.2%	$38,271	(17.0%)	$32,759